UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GROWTH & INCOME FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48489-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH & INCOME FUND
April 30, 2014 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.1%)

             CONSUMER DISCRETIONARY (14.0%)
             ------------------------------
             ADVERTISING (0.5%)
   447,430   Interpublic Group of Companies, Inc.                                        $    7,794
                                                                                         ----------
             APPAREL RETAIL (0.2%)
    84,900   Abercrombie & Fitch Co. "A"                                                      3,121
                                                                                         ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.9%)
    28,500   Coach, Inc.                                                                      1,273
    33,600   Fossil Group, Inc.*                                                              3,583
    66,800   Hanesbrands, Inc.                                                                5,484
    26,600   PVH Corp.                                                                        3,340
                                                                                         ----------
                                                                                             13,680
                                                                                         ----------
             AUTO PARTS & EQUIPMENT (0.7%)
    83,000   Delphi Automotive plc                                                            5,548
    96,600   Johnson Controls, Inc.                                                           4,360
                                                                                         ----------
                                                                                              9,908
                                                                                         ----------
             AUTOMOBILE MANUFACTURERS (0.3%)
    26,200   Daimler AG ADR                                                                   2,425
    47,400   General Motors Co.                                                               1,634
                                                                                         ----------
                                                                                              4,059
                                                                                         ----------
             AUTOMOTIVE RETAIL (0.4%)
    10,920   AutoZone, Inc.*                                                                  5,830
                                                                                         ----------
             BROADCASTING (0.6%)
   150,610   CBS Corp. "B"                                                                    8,699
                                                                                         ----------
             CABLE & SATELLITE (0.9%)
   171,100   Comcast Corp. "A"                                                                8,856
    53,000   DIRECTV*                                                                         4,113
                                                                                         ----------
                                                                                             12,969
                                                                                         ----------
             CASINOS & GAMING (0.7%)
    39,705   Las Vegas Sands Corp.                                                            3,142
   316,400   MGM Resorts International*                                                       7,983
                                                                                         ----------
                                                                                             11,125
                                                                                         ----------
             COMPUTER & ELECTRONICS RETAIL (0.4%)
   138,010   Conn's, Inc.*                                                                    6,104
                                                                                         ----------
             DEPARTMENT STORES (0.6%)
   167,530   Kohl's Corp.                                                                     9,179
                                                                                         ----------
             EDUCATION SERVICES (0.6%)
   113,359   American Public Education, Inc.*                                                 3,922
   107,300   Grand Canyon Education, Inc.*                                                    4,627
                                                                                         ----------
                                                                                              8,549
                                                                                         ----------
             GENERAL MERCHANDISE STORES (1.1%)
    51,900   Dollar General Corp.*                                                            2,929

================================================================================

1  | USAA Growth & Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   181,735   Dollar Tree, Inc.*                                                          $    9,463
    72,200   Target Corp.                                                                     4,459
                                                                                         ----------
                                                                                             16,851
                                                                                         ----------
             HOME IMPROVEMENT RETAIL (0.9%)
    56,490   Home Depot, Inc.                                                                 4,491
   182,785   Lowe's Companies, Inc.                                                           8,392
                                                                                         ----------
                                                                                             12,883
                                                                                         ----------
             HOMEBUILDING (0.9%)
   397,115   D.R. Horton, Inc.                                                                8,848
     4,355   NVR, Inc.*                                                                       4,690
                                                                                         ----------
                                                                                             13,538
                                                                                         ----------
             HOMEFURNISHING RETAIL (0.1%)
    35,900   Bed Bath & Beyond, Inc.*                                                         2,231
                                                                                         ----------
             HOTELS, RESORTS & CRUISE LINES (1.9%)
   459,700   Carnival Corp.                                                                  18,071
    63,200   Royal Caribbean Cruises Ltd.                                                     3,358
    80,980   Starwood Hotels & Resorts Worldwide, Inc.                                        6,207
                                                                                         ----------
                                                                                             27,636
                                                                                         ----------
             INTERNET RETAIL (0.5%)
     5,940   Priceline Group, Inc.*                                                           6,877
                                                                                         ----------
             LEISURE PRODUCTS (0.2%)
    89,565   Mattel, Inc.                                                                     3,512
                                                                                         ----------
             MOTORCYCLE MANUFACTURERS (0.4%)
    74,400   Harley-Davidson, Inc.                                                            5,501
                                                                                         ----------
             MOVIES & ENTERTAINMENT (0.6%)
   111,900   Walt Disney Co.                                                                  8,878
                                                                                         ----------
             SPECIALIZED CONSUMER SERVICES (0.3%)
   134,000   H&R Block, Inc.                                                                  3,808
                                                                                         ----------
             SPECIALTY STORES (0.3%)
    55,190   Tiffany & Co.                                                                    4,829
                                                                                         ----------
             Total Consumer Discretionary                                                   207,561
                                                                                         ----------
             CONSUMER STAPLES (6.2%)
             -----------------------
             BREWERS (1.0%)
   140,910   Anheuser-Busch InBev N.V. ADR                                                   14,911
                                                                                         ----------
             DRUG RETAIL (1.6%)
   216,570   CVS Caremark Corp.                                                              15,749
   115,860   Walgreen Co.                                                                     7,867
                                                                                         ----------
                                                                                             23,616
                                                                                         ----------
             HOUSEHOLD PRODUCTS (0.8%)
   138,715   Procter & Gamble Co.                                                            11,451
                                                                                         ----------
             HYPERMARKETS & SUPER CENTERS (0.6%)
   110,230   Wal-Mart Stores, Inc.                                                            8,786
                                                                                         ----------
             PACKAGED FOODS & MEAT (0.3%)
    55,335   Keurig Green Mountain, Inc.                                                      5,184
                                                                                         ----------
             SOFT DRINKS (0.7%)
    63,425   Monster Beverage Corp.*                                                          4,247
    75,900   PepsiCo, Inc.                                                                    6,519
                                                                                         ----------
                                                                                             10,766
                                                                                         ----------
             TOBACCO (1.2%)
   318,900   Altria Group, Inc.                                                              12,791

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    50,500   Philip Morris International, Inc.                                           $    4,314
                                                                                         ----------
                                                                                             17,105
                                                                                         ----------
             Total Consumer Staples                                                          91,819
                                                                                         ----------
             ENERGY (7.8%)
             -------------
             INTEGRATED OIL & GAS (2.5%)
    92,800   BP plc ADR                                                                       4,698
    88,120   Chevron Corp.                                                                   11,061
   218,800   Occidental Petroleum Corp.                                                      20,950
                                                                                         ----------
                                                                                             36,709
                                                                                         ----------
             OIL & GAS DRILLING (0.9%)
    82,600   Atwood Oceanics, Inc.*                                                           4,093
   102,635   Ensco plc "A"                                                                    5,178
   131,200   SeaDrill Ltd.                                                                    4,621
                                                                                         ----------
                                                                                             13,892
                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (1.8%)
    50,600   Cameron International Corp.*                                                     3,287
   154,800   Halliburton Co.                                                                  9,763
    56,700   National-Oilwell Varco, Inc.                                                     4,453
    76,300   Oceaneering International, Inc.                                                  5,591
    32,300   Schlumberger Ltd.                                                                3,280
                                                                                         ----------
                                                                                             26,374
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (2.6%)
   156,895   Anadarko Petroleum Corp.                                                        15,536
    64,600   ConocoPhillips                                                                   4,800
    28,700   Continental Resources, Inc.*                                                     3,975
   121,600   Marathon Oil Corp.                                                               4,396
    14,145   Pioneer Natural Resources Co.                                                    2,734
    85,495   Whiting Petroleum Corp.*                                                         6,303
                                                                                         ----------
                                                                                             37,744
                                                                                         ----------
             Total Energy                                                                   114,719
                                                                                         ----------
             FINANCIALS (18.0%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.3%)
   101,340   Ameriprise Financial, Inc.                                                      11,313
    61,600   Artisan Partners Asset Management, Inc. "A"                                      3,577
    34,205   BlackRock, Inc.                                                                 10,296
    60,600   State Street Corp.                                                               3,912
    82,690   Waddell & Reed Financial, Inc. "A"                                               5,577
                                                                                         ----------
                                                                                             34,675
                                                                                         ----------
             CONSUMER FINANCE (2.5%)
    46,900   American Express Co.                                                             4,101
   291,300   Capital One Financial Corp.                                                     21,527
    79,400   Discover Financial Services                                                      4,438
   249,120   SLM Corp.                                                                        6,415
                                                                                         ----------
                                                                                             36,481
                                                                                         ----------
             DIVERSIFIED BANKS (4.9%)
   436,500   Bank of America Corp.                                                            6,609
   579,600   Citigroup, Inc.                                                                 27,769
   444,755   JPMorgan Chase & Co.                                                            24,897
   254,435   Wells Fargo & Co.                                                               12,630
                                                                                         ----------
                                                                                             71,905
                                                                                         ----------
             INVESTMENT BANKING & BROKERAGE (1.0%)
   127,400   Charles Schwab Corp.                                                             3,382
   105,200   E*Trade Financial Corp.*                                                         2,362

================================================================================

3  | USAA Growth & Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   302,100   Morgan Stanley                                                              $    9,344
                                                                                         ----------
                                                                                             15,088
                                                                                         ----------
             LIFE & HEALTH INSURANCE (1.2%)
    93,865   AFLAC, Inc.                                                                      5,887
    69,800   Lincoln National Corp.                                                           3,386
   170,200   MetLife, Inc.                                                                    8,910
                                                                                         ----------
                                                                                             18,183
                                                                                         ----------
             MULTI-LINE INSURANCE (1.2%)
   343,415   American International Group, Inc.                                              18,245
                                                                                         ----------
             PROPERTY & CASUALTY INSURANCE (0.3%)
   169,122   Assured Guaranty Ltd.                                                            4,044
                                                                                         ----------
             REGIONAL BANKS (2.7%)
   213,600   BB&T Corp.                                                                       7,974
    93,600   CIT Group, Inc.                                                                  4,029
   225,300   Fifth Third Bancorp                                                              4,643
   349,800   First Niagara Financial Group, Inc.                                              3,120
   231,705   PNC Financial Services Group, Inc.                                              19,473
                                                                                         ----------
                                                                                             39,239
                                                                                         ----------
             SPECIALIZED FINANCE (1.3%)
   114,770   CME Group, Inc.                                                                  8,079
    53,620   IntercontinentalExchange Group, Inc.                                            10,962
                                                                                         ----------
                                                                                             19,041
                                                                                         ----------
             THRIFTS & MORTGAGE FINANCE (0.6%)
   311,000   New York Community Bancorp, Inc.                                                 4,793
   303,800   People's United Financial, Inc.                                                  4,338
                                                                                         ----------
                                                                                              9,131
                                                                                         ----------
             Total Financials                                                               266,032
                                                                                         ----------
             HEALTH CARE (14.1%)
             -------------------
             BIOTECHNOLOGY (3.8%)
   120,170   Amgen, Inc.                                                                     13,429
    17,800   Celgene Corp.*                                                                   2,617
   500,300   Gilead Sciences, Inc.*                                                          39,268
                                                                                         ----------
                                                                                             55,314
                                                                                         ----------
             HEALTH CARE DISTRIBUTORS (0.6%)
    65,100   Cardinal Health, Inc.                                                            4,525
    20,880   McKesson Corp.                                                                   3,533
                                                                                         ----------
                                                                                              8,058
                                                                                         ----------
             HEALTH CARE EQUIPMENT (1.3%)
    99,075   Covidien plc                                                                     7,059
   204,800   Hologic, Inc.*                                                                   4,298
    93,900   Medtronic, Inc.                                                                  5,523
    44,950   St. Jude Medical, Inc.                                                           2,853
                                                                                         ----------
                                                                                             19,733
                                                                                         ----------
             HEALTH CARE FACILITIES (0.5%)
    62,700   HCA Holdings, Inc.*                                                              3,261
    49,300   Universal Health Services, Inc. "B"                                              4,032
                                                                                         ----------
                                                                                              7,293
                                                                                         ----------
             HEALTH CARE SERVICES (0.4%)
    93,200   Omnicare, Inc.                                                                   5,524
                                                                                         ----------
             MANAGED HEALTH CARE (1.4%)
   133,560   Cigna Corp.                                                                     10,690
    43,100   UnitedHealth Group, Inc.                                                         3,234

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    72,228   WellPoint, Inc.                                                             $    7,272
                                                                                         ----------
                                                                                             21,196
                                                                                         ----------
             PHARMACEUTICALS (6.1%)
    11,000   Actavis plc*                                                                     2,248
    42,400   Allergan, Inc.                                                                   7,032
    82,175   Bristol-Myers Squibb Co.                                                         4,116
   134,750   Eli Lilly and Co.                                                                7,964
   161,600   Johnson & Johnson                                                               16,368
   307,425   Merck & Co., Inc.                                                               18,003
   641,587   Pfizer, Inc.                                                                    20,069
    44,000   Salix Pharmaceuticals Ltd.*                                                      4,840
    77,400   Sanofi ADR                                                                       4,164
    80,300   Teva Pharmaceutical Industries Ltd. ADR                                          3,923
    63,142   Zoetis, Inc.                                                                     1,911
                                                                                         ----------
                                                                                             90,638
                                                                                         ----------
             Total Health Care                                                              207,756
                                                                                         ----------
             INDUSTRIALS (14.4%)
             -------------------
             AEROSPACE & DEFENSE (2.9%)
    14,800   B/E Aerospace, Inc.*                                                             1,299
    60,800   Boeing Co.                                                                       7,844
    37,100   General Dynamics Corp.                                                           4,061
    66,010   Honeywell International, Inc.                                                    6,132
    49,500   Raytheon Co.                                                                     4,726
   264,500   Spirit AeroSystems Holdings, Inc. "A"*                                           7,943
    85,950   United Technologies Corp.                                                       10,171
                                                                                         ----------
                                                                                             42,176
                                                                                         ----------
             AGRICULTURAL & FARM MACHINERY (0.5%)
   144,155   AGCO Corp.                                                                       8,029
                                                                                         ----------
             AIR FREIGHT & LOGISTICS (1.2%)
    79,555   FedEx Corp.                                                                     10,839
    62,800   United Parcel Service, Inc. "B"                                                  6,186
                                                                                         ----------
                                                                                             17,025
                                                                                         ----------
             AIRLINES (0.5%)
   183,480   United Continental Holdings, Inc.*                                               7,499
                                                                                         ----------
             CONSTRUCTION & ENGINEERING (0.6%)
    63,455   Chicago Bridge & Iron Co. N.V.                                                   5,081
   178,100   KBR, Inc.                                                                        4,518
                                                                                         ----------
                                                                                              9,599
                                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    85,000   Joy Global, Inc.                                                                 5,132
                                                                                         ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.8%)
   310,700   Eaton Corp. plc                                                                 22,569
    48,100   Emerson Electric Co.                                                             3,280
                                                                                         ----------
                                                                                             25,849
                                                                                         ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
   126,100   Republic Services, Inc.                                                          4,425
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (0.6%)
    41,800   Danaher Corp.                                                                    3,067
   234,300   General Electric Co.                                                             6,301
                                                                                         ----------
                                                                                              9,368
                                                                                         ----------
             INDUSTRIAL MACHINERY (1.8%)
   103,500   Flowserve Corp.                                                                  7,560
    40,500   Illinois Tool Works, Inc.                                                        3,452
    62,700   Pentair Ltd.                                                                     4,658

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5  | USAA Growth & Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
    53,100   SPX Corp.                                                                   $    5,408
    60,400   Stanley Black & Decker, Inc.                                                     5,188
                                                                                         ----------
                                                                                             26,266
                                                                                         ----------
             MARINE PORTS & SERVICES (0.5%)
   222,300   Norwegian Cruise Line Holdings Ltd.*                                             7,285
                                                                                         ----------
             OFFICE SERVICES & SUPPLIES (0.3%)
   144,105   Herman Miller, Inc.                                                              4,443
                                                                                         ----------
             RAILROADS (2.2%)
   139,400   Canadian Pacific Railway Ltd.                                                   21,742
   110,090   Norfolk Southern Corp.                                                          10,407
                                                                                         ----------
                                                                                             32,149
                                                                                         ----------
             SECURITY & ALARM SERVICES (0.4%)
   127,300   Tyco International Ltd.                                                          5,206
                                                                                         ----------
             TRADING COMPANIES & DISTRIBUTORS (0.5%)
    89,325   WESCO International, Inc.*                                                       7,841
                                                                                         ----------
             Total Industrials                                                              212,292
                                                                                         ----------
             INFORMATION TECHNOLOGY (19.4%)
             ------------------------------
             APPLICATION SOFTWARE (0.9%)
    87,500   Adobe Systems, Inc.*                                                             5,398
    78,740   Citrix Systems, Inc.*                                                            4,670
    56,340   Salesforce.com, Inc.*                                                            2,910
                                                                                         ----------
                                                                                             12,978
                                                                                         ----------
             COMMUNICATIONS EQUIPMENT (1.2%)
   263,000   Cisco Systems, Inc.                                                              6,078
   345,100   Juniper Networks, Inc.*                                                          8,521
    52,880   QUALCOMM, Inc.                                                                   4,162
                                                                                         ----------
                                                                                             18,761
                                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
    43,108   Global Payments, Inc.                                                            2,881
    44,490   Visa, Inc. "A"                                                                   9,014
                                                                                         ----------
                                                                                             11,895
                                                                                         ----------
             ELECTRONIC COMPONENTS (0.4%)
    74,241   Belden, Inc.                                                                     5,480
                                                                                         ----------
             INTERNET SOFTWARE & SERVICES (3.3%)
   201,500   AOL, Inc.*                                                                       8,626
    61,135   eBay, Inc.*                                                                      3,169
   135,700   Facebook, Inc. "A"*                                                              8,112
    24,480   Google, Inc. "A"*                                                               13,094
    12,450   Google, Inc. "C"*                                                                6,557
   136,900   Rackspace Hosting, Inc.*                                                         3,973
   172,096   Web.com Group, Inc.*                                                             5,285
                                                                                         ----------
                                                                                             48,816
                                                                                         ----------
             IT CONSULTING & OTHER SERVICES (0.2%)
    59,400   Cognizant Technology Solutions Corp. "A"*                                        2,845
                                                                                         ----------
             SEMICONDUCTOR EQUIPMENT (0.7%)
   543,700   Applied Materials, Inc.                                                         10,363
                                                                                         ----------
             SEMICONDUCTORS (3.9%)
   139,300   Altera Corp.                                                                     4,530
   323,400   Broadcom Corp. "A"                                                               9,964
   282,900   Fairchild Semiconductor International, Inc.*                                     3,601
   108,800   Microchip Technology, Inc.                                                       5,172
   489,970   NXP Semiconductors N.V.*                                                        29,212

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   111,000   Texas Instruments, Inc.                                                     $    5,045
                                                                                         ----------
                                                                                             57,524
                                                                                         ----------
             SYSTEMS SOFTWARE (2.6%)
   115,600   CA, Inc.                                                                         3,484
    53,655   Check Point Software Technologies Ltd.*                                          3,437
   457,735   Microsoft Corp.                                                                 18,493
   309,465   Oracle Corp.                                                                    12,651
                                                                                         ----------
                                                                                             38,065
                                                                                         ----------
             TECHNOLOGY DISTRIBUTORS (0.3%)
   188,000   CDW Corp.                                                                        5,300
                                                                                         ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (5.1%)
    41,820   Apple, Inc.                                                                     24,678
   231,790   EMC Corp.                                                                        5,980
   920,590   Hewlett-Packard Co.                                                             30,435
   151,300   NCR Corp.*                                                                       4,616
   109,360   SanDisk Corp.                                                                    9,292
                                                                                         ----------
                                                                                             75,001
                                                                                         ----------
             Total Information Technology                                                   287,028
                                                                                         ----------
             MATERIALS (2.7%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
    37,300   LyondellBasell Industries N.V. "A"                                               3,450
                                                                                         ----------
             CONSTRUCTION MATERIALS (0.4%)
   203,400   CRH plc ADR                                                                      5,955
                                                                                         ----------
             DIVERSIFIED CHEMICALS (0.3%)
    53,000   E.I. du Pont de Nemours & Co.                                                    3,568
                                                                                         ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.8%)
    56,000   Monsanto Co.                                                                     6,199
   171,800   Potash Corp. of Saskatchewan, Inc.                                               6,212
                                                                                         ----------
                                                                                             12,411
                                                                                         ----------
             GOLD (0.2%)
   181,600   Barrick Gold Corp.                                                               3,173
                                                                                         ----------
             PAPER PRODUCTS (0.5%)
   157,100   International Paper Co.                                                          7,329
                                                                                         ----------
             SPECIALTY CHEMICALS (0.3%)
    52,000   Rockwood Holdings, Inc.                                                          3,695
                                                                                         ----------
             Total Materials                                                                 39,581
                                                                                         ----------
             TELECOMMUNICATION SERVICES (1.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
   193,144   Verizon Communications, Inc.                                                     9,025
                                                                                         ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
   200,000   T-Mobile USA, Inc.*                                                              5,858
    79,527   Vodafone Group plc ADR                                                           3,019
                                                                                         ----------
                                                                                              8,877
                                                                                         ----------
             Total Telecommunication Services                                                17,902
                                                                                         ----------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
    40,115   NextEra Energy, Inc.                                                             4,006
                                                                                         ----------
             Total Common Stocks (cost: $1,134,094)                                       1,448,696
                                                                                         ----------

================================================================================

7  | USAA Growth & Income Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (2.1%)

             MONEY MARKET FUNDS (2.1%)
31,998,145   State Street Institutional Liquid Reserve Fund, 0.07% (a)(cost: $31,998)  $     31,998
                                                                                       ------------

             TOTAL INVESTMENTS (COST: $1,166,092)                                      $  1,480,694
                                                                                       ============

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Common Stocks                                 $   1,448,696     $        --     $         --     $1,448,696
Money Market Instruments:
  Money Market Funds                                 31,998              --               --         31,998
-----------------------------------------------------------------------------------------------------------
Total                                         $   1,480,694     $        --     $         --     $1,480,694
-----------------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Growth & Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth & Income Fund Shares (Fund Shares) and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

9  | USAA Growth & Income Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $327,468,000 and $12,866,000, respectively, resulting in net unrealized appreciation of $314,602,000.

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,477,204,000 at April 30, 2014, and, in total, may not equal 100%. Investments in foreign securities were 7.7% of net assets at April 30, 2014. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

11  | USAA Growth & Income Fund

================================================================================

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at April 30, 2014.
*     Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  12

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
         ------------------------------